Shareholders’ Deficit (Details) - $ / shares		9 Months Ended	12 Months Ended
	Oct. 20, 2023	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Shareholders’ Deficit [Line Items]
Preferred stock, shares authorized			1,000,000
Preferred stock, par value (in Dollars per share)			$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Total number of shares outstanding			20.00%
Class A Common Stock [Member]
Shareholders’ Deficit [Line Items]
Converted shares	1,408,555
Voting rights		one
Class B Ordinary Shares [Member]
Shareholders’ Deficit [Line Items]
Converted shares	5,619,077
Voting rights			one
Share converted ratio			20.00%
Non-redeemable Class A Ordinary Shares [Member]
Shareholders’ Deficit [Line Items]
Converted shares	5,619,077
Esgen Acquisition Corp [Member]
Shareholders’ Deficit [Line Items]
Preferred stock, shares authorized			1,000,000	1,000,000
Preferred stock, par value (in Dollars per share)			$ 0.0001	$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Esgen Acquisition Corp [Member] | Class A Common Stock [Member]
Shareholders’ Deficit [Line Items]
Common shares, shares authorized			250,000,000	250,000,000
Common shares, par value (in Dollars per share)			$ 0.0001	$ 0.0001
Common shares, shares issued			5,619,077	0
Common shares, shares outstanding			5,619,077	0
Temporary equity, shares outstanding			1,408,555	27,600,000
Esgen Acquisition Corp [Member] | Class B Ordinary Shares [Member]
Shareholders’ Deficit [Line Items]
Common shares, shares authorized			25,000,000	25,000,000
Common shares, par value (in Dollars per share)			$ 0.0001	$ 0.0001
Common shares, shares issued			1,280,923	6,900,000
Common shares, shares outstanding			1,280,923	6,900,000